Promissory Note (Details) - CAD ($) $ in Thousands				12 Months Ended
	Oct. 18, 2027	Oct. 15, 2023	Oct. 19, 2022	May 31, 2024	May 31, 2023
Promissory Note [Line Items]
Paid interest expenses				$ 15	$ 10
Promissory Note [Member]
Promissory Note [Line Items]
Issued a promissory note			$ 300
Blended payments		$ 8
Forecast [Member] | Promissory Note [Member]
Promissory Note [Line Items]
Interest rate per annum	9.70%